Convertible Preferred Stock Warrants - Summary of Outstanding Convertible Preferred Stock Warrants (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2013	Nov. 18, 2014
Class of Warrant or Right [Line Items]
Convertible preferred stock warrants, Fair Value	$ 1,464,877	$ 1,220,719
Issuance Date January 2009 [Member]
Class of Warrant or Right [Line Items]
Convertible preferred stock warrants, Contractual Term	10 years
Convertible preferred stock warrants, Exercise price per share	$ 21.60
Convertible preferred stock warrants, Number of shares underlying warrant	9,259
Convertible preferred stock warrants, Fair Value	$ 42,444	2,911
2010 and 2012 Convertible Promissory Notes [Member]
Class of Warrant or Right [Line Items]
Convertible preferred stock warrants, Contractual Term	10 years
Convertible preferred stock warrants, Fair Value	$ 1,422,433	$ 1,217,808